Consolidated Statements of Cash Flows - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Operating Activities
Net Income (Loss) Attributable to Parent	$ 94	$ 409	$ 359	$ (46)
Adjustments to reconcile net income to net cash provided by operating activities
Realized Gain (Loss) on Marketable Securities, Cost Method Investments, and Other Investments	107	(142)	275	60
Recognition of Deferred Revenue	0	(38)	(59)	0
Amortization of deferred policy acquisition costs	(16)	(98)	25	(48)
Additions to deferred policy acquisition costs and present value of future profits	(1)	0	0	(2)
Depreciation and amortization (accretion), net	(1)	31	51	31
Other Operating Activities, Cash Flow Statement	131	63	205	143
Change in reinsurance recoverables	(2)	(990)	(272)	4
Change in accrued and deferred income taxes	274	29	51	(5)
Increase (Decrease) in Deferred Income Taxes and Income Taxes Payable, Net of Income Taxes Receivable, Tax Cuts and Jobs Act of 2017	0	0	0	396
Change in reserve for future policy benefits and unpaid losses and loss adjustment expenses and unearned premiums	45	(503)	141	387
Increase (Decrease) in Other Operating Assets and Liabilities, Net	(60)	302	(169)	(219)
Net Cash Provided by (Used in) Operating Activities	603	(741)	557	797
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	4,397	3,303	3,498	10,315
Proceeds From Sale and Maturity of Fair Value, Option, Fixed Maturity Securties	5	15	6	50
Equity securities, available-for-sale	0	0	0	203
Proceeds from Sale and Maturity and Prepayment of Fair Value, Equity Securities	49	68	213	0
Mortgage loans	116	101	257	396
Proceeds from Limited Partnership Investments	188	83	134	113
Payments for the purchase of:
Fixed maturities and short-term investments, available-for-sale	(2,447)	(3,024)	(2,589)	(8,713)
Equity securities, available-for-sale	0	0	0	(199)
Payments to Acquire Equity Securities, Fair Value Option	(25)	(10)	(5)	0
Mortgage loans	(86)	(323)	(413)	(469)
Payments to Acquire Limited Partnership Interests	(80)	(97)	(156)	(235)
Proceeds From Sale of Repurchase Agreements			19
Payment to Acquire Repurchase Agreements	0	22		0
Net payments for derivatives	(200)	(303)	(272)	(283)
Net increase (decrease) in policy loans	(26)	18	(26)	12
Payments to Acquire Property, Plant, and Equipment		0	0	(18)
Proceeds from Sale of Property, Plant, and Equipment	44
Payments for (Proceeds from) Short-term Investments	(1,494)	1,770	288	251
Other investing activities, net	22	1	2	43
Net cash provided by investing activities	463	1,580	956	1,466
Financing Activities
Withdrawals and other deductions from investment and universal life-type contracts	1,782	1,959	2,168	4,549
Withdrawals and other deductions from investment and universal life-type contracts	9,206	10,173	11,074	13,749
Net transfers from separate accounts related to investment and universal life-type contracts	6,999	7,360	8,202	7,969
Net increase (decrease) in securities loaned or sold under agreements to repurchase	(406)	(11)	(204)	360
Return of capital to parent	(517)	0	(700)	(1,396)
Net repayments at maturity or settlement of consumer notes	(8)	0	0	(13)
Net cash used for financing activities	(1,356)	(865)	(1,608)	(2,280)
Effect of Exchange Rate on Cash and Cash Equivalents	0	0	2	0
Cash, Period Increase (Decrease)	(290)	(26)	(93)	(17)
Cash — beginning of year	537	247	221	554
Cash — end of year	247	221	128	537
Supplemental Cash Flow Information [Abstract]
Income Taxes Paid, Net	$ 271	$ 17	$ 25	$ 57